NATIONWIDE VARIABLE INSURANCE TRUST

Supplement dated September 4, 2009
to Currently Effective Prospectuses for

AllianceBernstein NVIT Global Fixed Income	NVIT Multi Sector Bond Fund (formerly Van
Fund	Kampen NVIT Multi Sector Bond Fund)
American Century NVIT Multi Cap Value Fund	NVIT Nationwide Fund
Federated NVIT High Income Bond Fund	NVIT Nationwide Leaders Fund
Gartmore NVIT Developing Markets Fund	NVIT S&P 500 Index Fund
Gartmore NVIT Emerging Markets Fund	NVIT Short Term Bond Fund
Gartmore NVIT Global Utilities Fund	NVIT Small Cap Index Fund
Gartmore NVIT International Equity Fund	NVIT Technology and Communications Fund
Gartmore NVIT Worldwide Leaders Fund	NVIT U.S. Growth Leaders Fund
Neuberger Berman NVIT Multi Cap	Oppenheimer NVIT Large Cap Growth Fund
Opportunities Fund	Templeton NVIT International Value Fund
Neuberger Berman NVIT Socially Responsible	Van Kampen NVIT Comstock Value Fund
Fund	Van Kampen NVIT Real Estate Fund
NVIT Bond Index Fund	American Funds NVIT Asset Allocation Fund
NVIT Core Bond Fund	American Funds NVIT Bond Fund
NVIT Core Plus Bond Fund (formerly Lehman	American Funds NVIT Global Growth Fund
Brothers NVIT Core Plus Bond Fund)	American Funds NVIT Growth Fund
NVIT Enhanced Income Fund	American Funds NVIT Growth-Income Fund
NVIT Global Financial Services Fund	NVIT Cardinal SM Aggressive Fund
NVIT Government Bond Fund	NVIT Cardinal SM Moderately Aggressive Fund
NVIT Growth Fund	NVIT Cardinal SM Capital Appreciation Fund
NVIT Health Sciences Fund	NVIT Cardinal SM Moderate Fund
NVIT International Index Fund	NVIT Cardinal SM Balanced Fund
NVIT Mid Cap Index Fund	NVIT Cardinal SM Moderately Conservative Fund
NVIT Money Market Fund II	NVIT Cardinal SM Conservative Fund
NVIT Multi-Manager International Growth Fund	NVIT Investor Destinations Aggressive Fund
NVIT Multi-Manager International Value Fund	NVIT Investor Destinations Moderately Aggressive
NVIT Multi-Manager Large Cap Growth Fund	Fund
NVIT Multi-Manager Large Cap Value Fund	NVIT Investor Destinations Capital Appreciation
NVIT Multi-Manager Mid Cap Growth Fund	Fund
NVIT Multi-Manager Mid Cap Value Fund	NVIT Investor Destinations Moderate Fund
NVIT Multi-Manager Small Cap Growth Fund	NVIT Investor Destinations Balanced Fund
NVIT Multi-Manager Small Cap Value Fund	NVIT Investor Destinations Moderately
NVIT Multi-Manager Small Company Fund	Conservative Fund
NVIT Investor Destinations Conservative Fund

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund’s Prospectus.

Effective immediately, the address of the Trust, Nationwide Fund Advisors, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC has been changed to 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

     Supplement dated September 4, 2009 to
Currently Effective Statement of Additional Information for

American Funds NVIT Asset Allocation Fund	NVIT Cardinal Moderately Conservative Fund
American Funds NVIT Bond Fund	NVIT Cardinal Conservative Fund
American Funds NVIT Global Growth Fund	NVIT Investor Destinations Aggressive Fund
American Funds NVIT Growth Fund	NVIT Investor Destinations Moderately Aggressive Fund
American Funds NVIT Growth-Income Fund	NVIT Investor Destinations Capital Appreciation Fund
NVIT Cardinal Aggressive Fund	NVIT Investor Destinations Moderate Fund
NVIT Cardinal Moderately Aggressive Fund	NVIT Investor Destinations Balanced Fund
NVIT Cardinal Capital Appreciation Fund	NVIT Investor Destinations Moderately
NVIT Cardinal Moderate Fund	Conservative Fund
NVIT Cardinal Balanced Fund	NVIT Investor Destinations Conservative Fund

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

Effective immediately, the address of the Trust, Nationwide Fund Advisors, Nationwide Fund Management LLC and Nationwide Fund Distributors LLC has been changed to 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE